Consolidated Statements of Cash Flows £ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss from operations before income taxes	$ (6,217,566)	$ (3,378,501)	$ (1,620,347)
Adjustments to reconcile net loss to net cash used in operating activities:
Share option charge	1,737,876	550,138	36,340
Warrant charge	61,721	83,006	42,846
Forfeiture of options	(19,149)	(5,751)
Depreciation of fixed assets	2,331	1,510	426
Amortization of right of use asset		11,601	5,553
(Gain)/Loss on foreign exchange	(9,230)	4,056	13,915
Impairment of loan to West African Minerals Ltd		11,171	132,668
Gain on disposal of right of use asset	(179)	(818)
Net decrease/(increase) in related party receivables	27,376	(3,862)	(543)
Net increase/(decrease) in related party payables	48,900	(46,311)	38,049
Net (increase)/decrease in operating assets/other receivables	(802,154)	208,931	(122,190)
Net (decrease)/increase in trade and other payables	(297,991)	886,093	271,218
Cash inflow from taxation		78,540
Net cash used in operating activities	(5,468,065)	(1,600,198)	(1,202,066)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(1,669)	(6,943)
Loan to West African Minerals Ltd		(11,171)	(132,668)
Net cash used in investing activities	(1,669)	(18,114)	(132,668)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares		230,019	990,639
Proceeds from issuance of convertible loan notes		7,593,380
Processed from options exercised		15,870
Processed from warrants exercised	2,153,270
Loan to related party			(518,000)
Loan repayment from related party			496,810
Repayment of leasing liabilities		(12,331)	(6,139)
Net cash provided by financing activities	2,153,270	7,826,938	963,310
Net (decrease)/increase in cash and cash equivalents	(3,316,464)	6,208,627	(371,423)
Cash and cash equivalent, beginning of period	6,889,329	235,485	627,616
Exchange difference	(872,141)	445,217	(20,708)
Cash and cash equivalent, end of period	$ 2,700,724	$ 6,889,329	$ 235,485